Shareholder Report, Average Annual Return (Details)						2 Months Ended	5 Months Ended		6 Months Ended			12 Months Ended			18 Months Ended	26 Months Ended	30 Months Ended	41 Months Ended
	Jan. 03, 2023	May 10, 2022	Jan. 05, 2022	Feb. 12, 2021	Jan. 29, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000236584
Average Annual Return [Line Items]
Line Graph and Table Measure Name			1/22								6/22	6/24	6/23
C000220758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1/23									6/23		6/24
C000220752
Average Annual Return [Line Items]
Line Graph and Table Measure Name		5/22				6/22						6/24	6/23
C000220751
Average Annual Return [Line Items]
Line Graph and Table Measure Name				2/21			6/21					6/24	6/23	6/22
C000220756
Average Annual Return [Line Items]
Line Graph and Table Measure Name					1/21			6/21				6/24	6/23	6/22
Without Sales Load [Member] | C000236584
Average Annual Return [Line Items]
Average Annual Return, Percent									4.28%			10.48%					1.46%
Without Sales Load [Member] | C000220758
Average Annual Return [Line Items]
Average Annual Return, Percent									11.19%			22.81%			17.38%
Without Sales Load [Member] | C000220752
Average Annual Return [Line Items]
Average Annual Return, Percent									16.87%			41.82%				25.62%
Without Sales Load [Member] | C000220751
Average Annual Return [Line Items]
Average Annual Return, Percent									32.02%			45.45%						3.28%
Without Sales Load [Member] | C000220756
Average Annual Return [Line Items]
Average Annual Return, Percent									3.78%			1.41%							2.97%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent									15.29%			24.56%					7.92%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent									15.29%			24.56%			28.98%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent									15.29%			24.56%				17.55%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent									15.29%			24.56%						11.95%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent									15.29%			24.56%							13.17%
MSCI USA Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent									5.86%			14.16%					19.65%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent									10.17%			24.21%				12.17%
MSCI USA SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent									14.72%			24.42%							11.38%